July 29, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re:	Strategic Funds, Inc.
(formerly, Dreyfus Premier New Leaders Fund, Inc.)
File No. 811-3940; 2-88816

Dear Sir/Madam:

     Transmitted for filing is the Form N-CSR for the above-referenced Registrant for the semi-annual period ended May 31, 2009.

     Please note, this N-CSR relates only to Dreyfus U.S. Equity Fund, Dreyfus Select Managers Small Cap Value Fund, International Stock Fund and Global Stock Fund, series of the Registrant and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

     Please direct any questions or comments to the attention of the undersigned at 212-922-6817.

Very truly yours,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya

Enclosures